Transamerica Balanced II

SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 59.5%
Aerospace & Defense - 0.5%
Northrop Grumman Corp.	704	$ 260,410
Raytheon Technologies Corp.	4,402	397,016

		657,426

Air Freight & Logistics - 0.7%
FedEx Corp.	1,068	262,579
United Parcel Service, Inc., Class B	2,873	580,949

		843,528

Airlines - 0.1%
Southwest Airlines Co. (A)	3,004	134,459

Auto Components - 0.2%
Aptiv PLC (A)	496	67,744
Magna International, Inc.	1,778	143,324

		211,068

Automobiles - 1.3%
General Motors Co. (A)	3,187	168,051
Rivian Automotive, Inc., Class A (A)	625	41,087
Tesla, Inc. (A)	1,583	1,482,828

		1,691,966

Banks - 2.4%
Bank of America Corp.	9,450	436,023
Citigroup, Inc.	5,616	365,714
Fifth Third Bancorp	4,460	199,050
Regions Financial Corp.	9,053	207,676
SVB Financial Group (A)	198	115,612
Truist Financial Corp.	4,709	295,819
US Bancorp	8,724	507,649
Wells Fargo & Co.	16,807	904,217

		3,031,760

Beverages - 0.9%
Coca-Cola Co.	14,283	871,406
Constellation Brands, Inc., Class A	1,149	273,175

		1,144,581

Biotechnology - 1.4%
AbbVie, Inc.	6,517	892,112
Biogen, Inc. (A)	629	142,154
BioMarin Pharmaceutical, Inc. (A)	469	41,567
Moderna, Inc. (A)	299	50,630
Neurocrine Biosciences, Inc. (A)	476	37,613
Regeneron Pharmaceuticals, Inc. (A)	544	331,073
Vertex Pharmaceuticals, Inc. (A)	1,434	348,534

		1,843,683

Building Products - 0.5%
Johnson Controls International PLC	318	23,109
Masco Corp.	2,535	160,542
Trane Technologies PLC	2,681	464,081

		647,732

Capital Markets - 1.9%
Goldman Sachs Group, Inc.	1,097	389,084
Intercontinental Exchange, Inc.	1,852	234,574
Morgan Stanley	3,826	392,318
S&P Global, Inc.	1,476	612,865

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
State Street Corp.	5,072	$ 479,304
T. Rowe Price Group, Inc.	2,077	320,751

		2,428,896

Chemicals - 1.1%
Air Products & Chemicals, Inc.	395	111,438
Celanese Corp.	689	107,284
DuPont de Nemours, Inc.	3,037	232,634
Eastman Chemical Co.	2,233	265,571
Linde PLC	1,212	386,240
PPG Industries, Inc.	1,961	306,308

		1,409,475

Commercial Services & Supplies - 0.1%
Cintas Corp.	206	80,655

Communications Equipment - 0.1%
Motorola Solutions, Inc.	283	65,639

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	258	100,393

Consumer Finance - 0.4%
American Express Co.	1,241	223,157
Capital One Financial Corp.	1,680	246,506

		469,663

Containers & Packaging - 0.2%
Avery Dennison Corp.	664	136,399
WestRock Co.	1,425	65,778

		202,177

Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc., Class B (A)	3,604	1,128,124
Voya Financial, Inc. (B)	974	66,193

		1,194,317

Diversified Telecommunication Services - 0.2%
Verizon Communications, Inc.	4,724	251,459

Electric Utilities - 1.1%
Edison International	2,257	141,717
Evergy, Inc.	2,778	180,459
Exelon Corp.	2,403	139,254
FirstEnergy Corp.	6,922	290,447
NextEra Energy, Inc.	8,070	630,428

		1,382,305

Electrical Equipment - 0.4%
Eaton Corp. PLC	2,834	448,991

Entertainment - 0.4%
Netflix, Inc. (A)	1,009	430,984
Walt Disney Co. (A)	976	139,539

		570,523

Equity Real Estate Investment Trusts - 1.5%
Camden Property Trust	1,397	223,646
Equinix, Inc.	301	218,195
Equity Lifestyle Properties, Inc.	1,867	146,167
Host Hotels & Resorts, Inc. (A)	3,849	66,741
Kimco Realty Corp.	5,188	125,861
Prologis, Inc.	3,633	569,727
SBA Communications Corp.	391	127,247
Sun Communities, Inc.	1,081	204,266

Transamerica Funds	Page 1

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
UDR, Inc.	577	$ 32,797
Ventas, Inc.	3,996	211,868

		1,926,515

Food & Staples Retailing - 0.1%
Costco Wholesale Corp.	266	134,365

Food Products - 0.3%
Mondelez International, Inc., Class A	6,116	409,955

Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	3,941	502,320
ABIOMED, Inc. (A)	87	25,741
Baxter International, Inc.	1,638	139,951
Becton Dickinson & Co.	563	143,081
Boston Scientific Corp. (A)	6,909	296,396
DexCom, Inc. (A)	187	80,500
Intuitive Surgical, Inc. (A)	675	191,821
Medtronic PLC	4,577	473,674
Zimmer Biomet Holdings, Inc.	2,417	297,339

		2,150,823

Health Care Providers & Services - 1.7%
Anthem, Inc.	1,129	497,878
Centene Corp. (A)	4,244	330,013
Humana, Inc.	351	137,767
McKesson Corp.	555	142,480
UnitedHealth Group, Inc.	2,317	1,094,945

		2,203,083

Hotels, Restaurants & Leisure - 1.1%
Booking Holdings, Inc. (A)	127	311,929
Expedia Group, Inc. (A)	654	119,872
Hilton Worldwide Holdings, Inc. (A)	1,493	216,649
McDonald’s Corp.	2,892	750,329
Royal Caribbean Cruises Ltd. (A)	431	33,536

		1,432,315

Household Durables - 0.3%
D.R. Horton, Inc.	274	24,446
Lennar Corp., Class A	3,235	310,916
Toll Brothers, Inc.	1,571	92,642

		428,004

Household Products - 0.9%
Kimberly-Clark Corp.	1,766	243,090
Procter & Gamble Co.	6,038	968,797

		1,211,887

Industrial Conglomerates - 0.2%
Honeywell International, Inc.	1,362	278,502

Insurance - 1.2%
Arthur J Gallagher & Co.	1,194	188,580
Chubb Ltd.	1,112	219,375
Hartford Financial Services Group, Inc.	4,744	340,951
Progressive Corp.	4,919	534,499
Prudential Financial, Inc.	1,510	168,471
Travelers Cos., Inc.	489	81,262

		1,533,138

Interactive Media & Services - 4.1%
Alphabet, Inc., Class A (A)	766	2,072,850
Alphabet, Inc., Class C (A)	585	1,587,672

	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services (continued)
Meta Platforms, Inc., Class A (A)	4,808	$ 1,506,154
ZoomInfo Technologies, Inc. (A)	1,928	101,914

		5,268,590

Internet & Direct Marketing Retail - 2.2%
Amazon.com, Inc. (A)	960	2,871,811

IT Services - 2.9%
Accenture PLC, Class A	2,166	765,854
Affirm Holdings, Inc. (A)	898	57,535
FleetCor Technologies, Inc. (A)	887	211,337
International Business Machines Corp.	3,017	402,981
Mastercard, Inc., Class A	3,154	1,218,642
PayPal Holdings, Inc. (A)	389	66,885
Shopify, Inc., Class A (A)	105	101,245
Visa, Inc., Class A	4,126	933,177

		3,757,656

Life Sciences Tools & Services - 0.9%
Danaher Corp.	773	220,916
Illumina, Inc. (A)	288	100,460
Thermo Fisher Scientific, Inc.	1,515	880,669

		1,202,045

Machinery - 1.6%
Deere & Co.	1,925	724,570
Dover Corp.	618	105,004
Ingersoll Rand, Inc.	2,213	124,393
Otis Worldwide Corp.	4,829	412,542
Parker-Hannifin Corp.	922	285,829
Stanley Black & Decker, Inc.	2,359	411,999

		2,064,337

Media - 0.7%
Charter Communications, Inc., Class A (A)	622	369,057
Comcast Corp., Class A	11,138	556,789
Fox Corp., Class A	459	18,640

		944,486

Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	2,436	90,668

Multi-Utilities - 0.4%
Ameren Corp.	727	64,514
CenterPoint Energy, Inc.	11,407	323,502
DTE Energy Co.	1,353	162,942

		550,958

Multiline Retail - 0.3%
Dollar General Corp.	297	61,919
Dollar Tree, Inc. (A)	660	86,605
Target Corp.	782	172,376

		320,900

Oil, Gas & Consumable Fuels - 2.0%
Cheniere Energy, Inc.	943	105,522
Chevron Corp.	4,401	577,983
ConocoPhillips	8,222	728,634
Coterra Energy, Inc.	936	20,498
Diamondback Energy, Inc.	3,067	386,933
EOG Resources, Inc.	2,176	242,581
Phillips 66	430	36,460
Pioneer Natural Resources Co.	2,033	445,003
Williams Cos., Inc.	1,045	31,287

		2,574,901

Transamerica Funds	Page 2

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Personal Products - 0.2%
Estee Lauder Cos., Inc., Class A	776	$ 241,949

Pharmaceuticals - 2.0%
Bristol-Myers Squibb Co.	10,940	709,897
Eli Lilly & Co.	2,629	645,130
Johnson & Johnson	4,128	711,213
Merck & Co., Inc.	4,009	326,653
Pfizer, Inc.	4,458	234,892

		2,627,785

Professional Services - 0.2%
Booz Allen Hamilton Holding Corp.	1,087	83,406
Leidos Holdings, Inc.	2,290	204,840

		288,246

Road & Rail - 0.6%
Lyft, Inc., Class A (A)	2,118	81,586
Norfolk Southern Corp.	1,496	406,897
Uber Technologies, Inc. (A)	633	23,674
Union Pacific Corp.	1,164	284,656

		796,813

Semiconductors & Semiconductor Equipment - 4.0%
Advanced Micro Devices, Inc. (A)	4,659	532,291
Analog Devices, Inc.	3,007	493,058
Applied Materials, Inc.	3,622	500,488
KLA Corp.	297	115,613
Lam Research Corp.	961	566,913
Microchip Technology, Inc.	2,472	191,531
Micron Technology, Inc.	2,201	181,076
NVIDIA Corp.	4,461	1,092,320
NXP Semiconductors NV	2,146	440,874
QUALCOMM, Inc.	1,398	245,713
Texas Instruments, Inc.	3,977	713,832

		5,073,709

Software - 5.4%
Ceridian HCM Holding, Inc. (A)	357	27,068
Fortinet, Inc. (A)	279	82,930
Intuit, Inc.	1,205	669,052
Microsoft Corp.	17,207	5,351,033
Oracle Corp.	3,269	265,312
salesforce.com, Inc. (A)	1,187	276,132
Workday, Inc., Class A (A)	1,211	306,395

		6,977,922

Specialty Retail - 2.1%
AutoZone, Inc. (A)	73	145,004
Best Buy Co., Inc.	2,934	291,287
Burlington Stores, Inc. (A)	349	82,689
Home Depot, Inc.	1,428	524,047
Lowe’s Cos., Inc.	3,459	820,994
O’Reilly Automotive, Inc. (A)	802	522,703
TJX Cos., Inc.	3,669	264,058

		2,650,782

Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.	31,312	5,472,711
Seagate Technology Holdings PLC	3,791	406,206

		5,878,917

Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc., Class B	3,734	552,893

	Shares	Value
COMMON STOCKS (continued)
Tobacco - 0.6%
Altria Group, Inc.	7,213	$ 366,998
Philip Morris International, Inc.	3,326	342,079

		709,077

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc. (A)	3,930	425,108

Total Common Stocks (Cost $45,791,186)		76,388,836

PREFERRED STOCK - 0.0% (C)
Electric Utilities - 0.0% (C)
SCE Trust III,
Series H, Fixed until 03/15/2024, 5.75% (D)	320	7,888

Total Preferred Stock (Cost $8,784)		7,888

	Principal	Value
ASSET-BACKED SECURITIES - 2.8%
Accelerated LLC
Series 2021-1H, Class A,
1.35%, 10/20/2040 (E)	$ 72,278	70,337
BlueMountain CLO Ltd.
Series 2015-2A, Class A1R,
3-Month LIBOR + 0.93%, 1.17% (D), 07/18/2027 (E)	92,942	92,974
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A,
2.94%, 05/25/2029 (E)	23,446	23,669
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (E)	19,125	19,186
CIFC Funding Ltd.
Series 2013-2A, Class A1L2,
3-Month LIBOR + 1.00%, 0.00% (D), 10/18/2030 (E)	350,000	350,068
GoodLeap Sustainable Home Solutions Trust
2.66%, 01/20/2049	250,000	249,940
Series 2021-4GS, Class A,
1.93%, 07/20/2048 (E)	93,382	89,745
JGWPT XXVI LLC
Series 2012-2A, Class A,
3.84%, 10/15/2059 (E)	122,728	132,346
JGWPT XXVIII LLC
Series 2013-1A, Class A,
3.22%, 04/15/2067 (E)	127,358	130,765
Laurel Road Prime Student Loan Trust
Series 2018-B, Class A2FX,
3.54%, 05/26/2043 (E)	18,055	18,259
MVW Owner Trust
Series 2016-1A, Class A,
2.25%, 12/20/2033 (E)	12,322	12,374
New Residential Advance Receivables Trust
Series 2020-T1, Class AT1,
1.43%, 08/15/2053 (E)	200,000	198,795
NRZ Advance Receivables Trust
Series 2020-T2, Class AT2,
1.48%, 09/15/2053 (E)	455,000	452,282

Transamerica Funds	Page 3

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Octagon Investment Partners 33 Ltd.
Series 2017-1A, Class A1,
3-Month LIBOR + 1.19%, 1.44% (D), 01/20/2031 (E)	$ 200,000	$ 200,083
Ocwen Master Advance Receivables Trust
Series 2020-T1, Class AT1,
1.28%, 08/15/2052 (E)	110,547	110,523
Orange Lake Timeshare Trust
Series 2016-A, Class A,
2.61%, 03/08/2029 (E)	45,135	45,349
Series 2019-A, Class A,
3.06%, 04/09/2038 (E)	77,408	78,155
Palmer Square CLO Ltd.
Series 2015-2A, Class A1R2,
3-Month LIBOR + 1.10%, 1.35% (D), 07/20/2030 (E)	250,000	250,098
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class A,
0.99%, 11/20/2037 (E)	118,955	117,397
Towd Point Mortgage Trust
Series 2016-2, Class A1A,
2.75% (D), 08/25/2055 (E)	5,896	5,903
Series 2017-1, Class A1,
2.75% (D), 10/25/2056 (E)	31,720	31,947
Series 2017-3, Class A1,
2.75% (D), 07/25/2057 (E)	21,504	21,682
Series 2017-6, Class A1,
2.75% (D), 10/25/2057 (E)	33,644	33,980
Series 2018-1, Class A1,
3.00% (D), 01/25/2058 (E)	58,502	59,040
Series 2018-3, Class A1,
3.75% (D), 05/25/2058 (E)	114,587	117,776
Series 2018-4, Class A1,
3.00% (D), 06/25/2058 (E)	161,810	164,545
Series 2020-4, Class A1,
1.75%, 10/25/2060 (E)	148,230	146,831
Trafigura Securitisation Finance PLC
Series 2021-1A, Class A2,
1.08%, 01/15/2025 (E)	130,000	126,894
VB-S1 Issuer LLC
Series 2018-1A, Class C,
3.41%, 02/15/2048 (E)	145,000	144,910
VSE VOI Mortgage LLC
Series 2016-A, Class A,
2.54%, 07/20/2033 (E)	11,930	11,914
Welk Resorts LLC
Series 2017-AA, Class A,
2.82%, 06/15/2033 (E)	32,613	32,821

Total Asset-Backed Securities (Cost $3,549,102)		3,540,588

CORPORATE DEBT SECURITIES - 13.7%
Aerospace & Defense - 0.3%
BAE Systems PLC
3.40%, 04/15/2030 (E)	41,000	42,366
Boeing Co.
3.50%, 03/01/2039	91,000	86,409
5.15%, 05/01/2030	85,000	95,627
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028 (E)	108,000	102,758

		327,160

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Air Freight & Logistics - 0.1%
GXO Logistics, Inc.
2.65%, 07/15/2031 (E)	$ 153,000	$ 145,194

Airlines - 0.2%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	48,303	48,500
JetBlue Pass-Through Trust
2.75%, 11/15/2033	79,575	78,196
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50%, 06/20/2027 (E)	86,902	92,333
United Airlines Pass-Through Trust
3.75%, 03/03/2028	58,332	61,052

		280,081

Auto Components - 0.0% (C)
BorgWarner, Inc.
3.38%, 03/15/2025	36,000	37,396

Automobiles - 0.1%
Ford Motor Co.
4.35%, 12/08/2026	63,000	65,352
General Motors Co.
4.88%, 10/02/2023	23,000	24,183
6.25%, 10/02/2043	15,000	19,182

		108,717

Banks - 2.0%
ABN AMRO Bank NV
Fixed until 12/13/2031, 3.32% (D), 03/13/2037 (E)	200,000	191,578
Banco Santander SA
2.75%, 12/03/2030	200,000	188,266
Bank of America Corp.
Fixed until 09/21/2031, 2.48% (D), 09/21/2036	160,000	148,518
Fixed until 06/19/2040, 2.68% (D), 06/19/2041	71,000	64,686
Fixed until 12/20/2027, 3.42% (D), 12/20/2028	134,000	139,117
Citigroup, Inc.
Fixed until 10/27/2027, 3.52% (D), 10/27/2028	219,000	228,841
Commerzbank AG
8.13%, 09/19/2023 (E)	255,000	277,065
Intesa Sanpaolo SpA
Fixed until 06/01/2031, 4.20% (D), 06/01/2032 (E)	200,000	191,796
5.02%, 06/26/2024 (E)	65,000	67,690
JPMorgan Chase & Co.
Fixed until 10/15/2029, 2.74% (D), 10/15/2030	62,000	61,560
Fixed until 05/13/2030, 2.96% (D), 05/13/2031	193,000	191,771
4.13%, 12/15/2026	85,000	91,619
Macquarie Bank Ltd.
3.62%, 06/03/2030 (E)	231,000	233,580
UniCredit SpA
Fixed until 06/03/2031, 3.13% (D), 06/03/2032 (E)	200,000	188,850
Wells Fargo & Co.
Fixed until 03/15/2026 (F), 3.90% (B) (D)	35,000	34,666

Transamerica Funds	Page 4

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Wells Fargo & Co. (continued)
4.10%, 06/03/2026	$ 167,000	$ 178,343
Fixed until 06/15/2024 (F), 5.90% (D)	40,000	41,000

		2,518,946

Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	90,000	100,606
4.75%, 01/23/2029	78,000	88,358
Constellation Brands, Inc.
3.15%, 08/01/2029	63,000	64,245
3.70%, 12/06/2026	16,000	16,991
Keurig Dr. Pepper, Inc.
3.20%, 05/01/2030	56,000	57,591

		327,791

Biotechnology - 0.1%
AbbVie, Inc.
3.20%, 05/14/2026	47,000	48,606
4.05%, 11/21/2039	40,000	43,220
Amgen, Inc.
2.00%, 01/15/2032	82,000	76,019
Gilead Sciences, Inc.
4.15%, 03/01/2047	24,000	26,687

		194,532

Building Products - 0.3%
Carlisle Cos., Inc.
2.20%, 03/01/2032	77,000	71,660
3.75%, 12/01/2027	72,000	75,954
Carrier Global Corp.
2.72%, 02/15/2030	74,000	73,104
Owens Corning
7.00%, 12/01/2036	114,000	156,373

		377,091

Capital Markets - 0.7%
Charles Schwab Corp.
Fixed until 06/01/2026 (F), 4.00% (D)	145,000	143,250
Deutsche Bank AG
Fixed until 09/18/2030, 3.55% (D), 09/18/2031	150,000	151,738
Goldman Sachs Group, Inc.
6.75%, 10/01/2037	110,000	148,774
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
2.63%, 10/15/2031	102,000	97,267
Morgan Stanley
Fixed until 09/16/2031, 2.48% (D), 09/16/2036	185,000	171,896
Fixed until 01/21/2032, 2.94% (D), 01/21/2033 (E)	43,000	43,121
3.70%, 10/23/2024	61,000	63,798
5.00%, 11/24/2025	60,000	65,775

		885,619

Chemicals - 0.1%
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030 (E)	74,000	69,800

Commercial Services & Supplies - 0.4%
ADT Security Corp.
4.13%, 08/01/2029 (E)	79,000	74,309
Ashtead Capital, Inc.
4.25%, 11/01/2029 (E)	200,000	210,175

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
ERAC USA Finance LLC
3.85%, 11/15/2024 (E)	$ 111,000	$ 116,293
Triton Container International Ltd. / TAL International Container Corp.
3.25%, 03/15/2032	160,000	157,491

		558,268

Construction & Engineering - 0.0% (C)
Quanta Services, Inc.
2.90%, 10/01/2030	56,000	55,080

Consumer Finance - 0.4%
Ally Financial, Inc.
8.00%, 11/01/2031	110,000	149,093
BMW US Capital LLC
2.80%, 04/11/2026 (E)	65,000	66,968
Nissan Motor Acceptance Co. LLC
2.45%, 09/15/2028 (E)	100,000	94,938
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (E)	200,000	189,749

		500,748

Containers & Packaging - 0.1%
Sonoco Products Co.
2.25%, 02/01/2027	64,000	63,543
2.85%, 02/01/2032	45,000	44,385

		107,928

Diversified Financial Services - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.85%, 10/29/2041	160,000	156,589
Aviation Capital Group LLC
1.95%, 01/30/2026 (E)	49,000	47,080
5.50%, 12/15/2024 (E)	147,000	158,301
Element Fleet Management Corp.
1.60%, 04/06/2024 (E)	42,000	41,653
3.85%, 06/15/2025 (E)	56,000	58,693
Kaupthing Bank
7.63%, 02/28/2020 (G) (H) (I)	710,000	0

		462,316

Diversified Telecommunication Services - 0.3%
Level 3 Financing, Inc.
3.40%, 03/01/2027 (E)	60,000	60,000
Sprint Capital Corp.
6.88%, 11/15/2028	24,000	28,668
Verizon Communications, Inc.
1.68%, 10/30/2030	221,000	201,750
2.99%, 10/30/2056	105,000	92,171

		382,589

Electric Utilities - 0.6%
Appalachian Power Co.
3.40%, 06/01/2025	86,000	89,435
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	34,000	43,810
DTE Electric Co.
4.30%, 07/01/2044	139,000	158,976
Duke Energy Corp.
3.75%, 04/15/2024 - 09/01/2046	176,000	179,783
Duke Energy Progress LLC
3.60%, 09/15/2047	64,000	66,245
Entergy Arkansas LLC
3.70%, 06/01/2024	48,000	49,956

Transamerica Funds	Page 5

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	$ 8,000	$ 8,023
5.30%, 06/01/2042	20,000	25,771
Pacific Gas & Electric Co.
2.50%, 02/01/2031	69,000	62,490
PacifiCorp
3.60%, 04/01/2024	61,000	63,297
5.75%, 04/01/2037	20,000	25,371
Public Service Electric & Gas Co.
3.00%, 05/15/2025	49,000	50,455

		823,612

Electronic Equipment, Instruments & Components - 0.2%
Arrow Electronics, Inc.
2.95%, 02/15/2032	58,000	56,801
Keysight Technologies, Inc.
4.60%, 04/06/2027	86,000	94,993
Sensata Technologies, Inc.
4.38%, 02/15/2030 (E)	50,000	49,980

		201,774

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (E)	90,000	95,186
Schlumberger Investment SA
3.65%, 12/01/2023	26,000	26,906

		122,092

Equity Real Estate Investment Trusts - 1.0%
American Tower Trust #1
3.65%, 03/23/2028 (E)	120,000	123,566
Broadstone Net Lease LLC
2.60%, 09/15/2031	115,000	109,046
Corporate Office Properties LP
2.00%, 01/15/2029	25,000	23,500
2.25%, 03/15/2026	35,000	34,850
2.75%, 04/15/2031	18,000	17,315
Host Hotels & Resorts LP
2.90%, 12/15/2031	65,000	61,086
National Retail Properties, Inc.
2.50%, 04/15/2030	70,000	68,670
Office Properties Income Trust
3.45%, 10/15/2031	76,000	71,249
Physicians Realty LP
2.63%, 11/01/2031	94,000	90,818
Piedmont Operating Partnership LP
2.75%, 04/01/2032	61,000	58,292
SBA Tower Trust
1.63%, 05/15/2051 (E)	110,000	106,679
1.88%, 07/15/2050 (E)	56,000	55,177
2.84%, 01/15/2050 (E)	300,000	305,657
3.45%, 03/15/2048 (E)	78,000	78,093
Simon Property Group LP
2.20%, 02/01/2031 (B)	73,000	69,600
Weyerhaeuser Co.
4.00%, 04/15/2030	69,000	74,551

		1,348,149

Food & Staples Retailing - 0.2%
7-Eleven, Inc.
1.80%, 02/10/2031 (E)	123,000	112,925
Sysco Corp.
3.30%, 07/15/2026	104,000	108,597

		221,522

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products - 0.2%
Bunge Ltd. Finance Corp.
2.75%, 05/14/2031	$ 94,000	$ 91,349
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
3.00%, 02/02/2029	76,000	74,506
Pilgrim’s Pride Corp.
3.50%, 03/01/2032 (E)	102,000	96,823

		262,678

Health Care Equipment & Supplies - 0.2%
Alcon Finance Corp.
2.75%, 09/23/2026 (E)	200,000	202,409
DENTSPLY SIRONA, Inc.
3.25%, 06/01/2030	69,000	70,857
Koninklijke Philips NV
5.00%, 03/15/2042	37,000	44,835

		318,101

Health Care Providers & Services - 0.5%
Anthem, Inc.
2.25%, 05/15/2030	61,000	58,429
Centene Corp.
3.00%, 10/15/2030	80,000	77,640
3.38%, 02/15/2030	60,000	58,878
Cigna Corp.
2.40%, 03/15/2030	61,000	58,821
CVS Health Corp.
2.70%, 08/21/2040	50,000	44,727
3.75%, 04/01/2030	86,000	91,454
HCA, Inc.
4.13%, 06/15/2029	28,000	29,830
5.25%, 04/15/2025	16,000	17,411
5.50%, 06/15/2047	50,000	60,461
Health Care Service Corp.
2.20%, 06/01/2030 (E)	75,000	71,190
Molina Healthcare, Inc.
3.88%, 05/15/2032 (E)	42,000	40,530
4.38%, 06/15/2028 (E)	49,000	49,130

		658,501

Hotels, Restaurants & Leisure - 0.1%
Expedia Group, Inc.
2.95%, 03/15/2031	22,000	21,163
3.80%, 02/15/2028	65,000	67,445
Hyatt Hotels Corp.
1.80%, 10/01/2024	41,000	40,722

		129,330

Household Durables - 0.1%
D.R. Horton, Inc.
4.38%, 09/15/2022	74,000	74,896

Industrial Conglomerates - 0.0% (C)
General Electric Co.
4.13%, 10/09/2042	48,000	51,182

Insurance - 0.6%
American International Group, Inc.
3.88%, 01/15/2035	54,000	57,852
Enstar Group Ltd.
3.10%, 09/01/2031	155,000	146,737
Fairfax Financial Holdings Ltd.
3.38%, 03/03/2031	151,000	151,300
Global Atlantic Finance Co.
3.13%, 06/15/2031 (B) (E)	159,000	151,851

Transamerica Funds	Page 6

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (D), 10/01/2050	$ 111,000	$ 108,675
Reinsurance Group of America, Inc.
3-Month LIBOR + 2.67%, 2.87% (D), 12/15/2065	161,000	148,937

		765,352

Interactive Media & Services - 0.2%
Baidu, Inc.
4.38%, 05/14/2024	200,000	210,042
Tencent Holdings Ltd.
3.28%, 04/11/2024 (E)	97,000	99,729

		309,771

IT Services - 0.1%
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (E)	78,000	72,776

Machinery - 0.1%
Flowserve Corp.
2.80%, 01/15/2032	77,000	72,494

Media - 0.1%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.80%, 03/01/2050	44,000	45,198
Clear Channel Worldwide Holdings, Inc.
5.13%, 08/15/2027 (E)	35,000	35,000
Comcast Corp.
2.94%, 11/01/2056 (E)	17,000	15,066
NBCUniversal Media LLC
4.45%, 01/15/2043	24,000	27,330
ViacomCBS, Inc.
4.20%, 05/19/2032	44,000	47,751

		170,345

Metals & Mining - 0.4%
Anglo American Capital PLC
4.00%, 09/11/2027 (E)	200,000	211,187
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	118,000	119,622
4.55%, 11/14/2024	49,000	51,465
Glencore Funding LLC
2.63%, 09/23/2031 (E)	82,000	76,703

		458,977

Multi-Utilities - 0.1%
Black Hills Corp.
4.25%, 11/30/2023	71,000	73,949
CMS Energy Corp.
3.88%, 03/01/2024	17,000	17,629
4.88%, 03/01/2044	26,000	31,229
Public Service Enterprise Group, Inc.
2.65%, 11/15/2022	6,000	6,071

		128,878

Oil, Gas & Consumable Fuels - 0.9%
Boardwalk Pipelines LP
3.40%, 02/15/2031	46,000	45,943
BP Capital Markets PLC
3.12%, 05/04/2026	147,000	151,080
Chevron USA, Inc.
3.25%, 10/15/2029	47,000	49,779

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP
5.15%, 03/15/2045	$ 133,000	$ 142,340
5.95%, 10/01/2043	28,000	32,251
Enterprise Products Operating LLC
4.25%, 02/15/2048	104,000	110,736
Kinder Morgan Energy Partners LP
4.15%, 02/01/2024	52,000	54,208
Occidental Petroleum Corp.
5.55%, 03/15/2026	62,000	66,185
Petroleos Mexicanos
6.84%, 01/23/2030	139,000	141,794
7.69%, 01/23/2050	17,000	15,739
Pioneer Natural Resources Co.
2.15%, 01/15/2031	90,000	84,311
Plains All American Pipeline LP / PAA Finance Corp.
3.55%, 12/15/2029	52,000	52,465
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	41,000	43,973
Shell International Finance BV
2.50%, 09/12/2026	103,000	105,259
3.75%, 09/12/2046	30,000	32,220
Williams Cos., Inc.
5.40%, 03/04/2044	28,000	33,291

		1,161,574

Pharmaceuticals - 0.4%
Astrazeneca Finance LLC
1.20%, 05/28/2026	40,000	38,776
AstraZeneca PLC
4.38%, 08/17/2048	34,000	40,835
Bayer US Finance II LLC
4.38%, 12/15/2028 (E)	200,000	216,405
Bristol-Myers Squibb Co.
1.45%, 11/13/2030	67,000	61,583
Royalty Pharma PLC
2.20%, 09/02/2030	77,000	71,303
Viatris, Inc.
2.30%, 06/22/2027	76,000	74,995
Zoetis, Inc.
2.00%, 05/15/2030	42,000	39,942

		543,839

Professional Services - 0.2%
Equifax, Inc.
2.60%, 12/01/2024	52,000	52,907
Experian Finance PLC
2.75%, 03/08/2030 (E)	200,000	199,994

		252,901

Road & Rail - 0.1%
Avolon Holdings Funding Ltd.
4.38%, 05/01/2026 (E)	120,000	124,834
5.50%, 01/15/2026 (E)	47,000	51,058

		175,892

Semiconductors & Semiconductor Equipment - 0.7%
Broadcom, Inc.
1.95%, 02/15/2028 (E)	31,000	29,544
Intel Corp.
2.88%, 05/11/2024	68,000	69,912
KLA Corp.
3.30%, 03/01/2050 (B)	56,000	55,802
Lam Research Corp.
3.75%, 03/15/2026	70,000	74,725
Microchip Technology, Inc.
0.98%, 09/01/2024 (E)	70,000	68,096

Transamerica Funds	Page 7

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc.
2.70%, 04/15/2032	$ 122,000	$ 116,634
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.25%, 11/30/2051 (E)	39,000	36,174
3.40%, 05/01/2030 (E)	75,000	77,235
QUALCOMM, Inc.
3.25%, 05/20/2027	48,000	50,444
3.25%, 05/20/2050 (B)	39,000	40,209
Skyworks Solutions, Inc.
1.80%, 06/01/2026	39,000	37,825
TSMC Global Ltd.
1.38%, 09/28/2030 (E)	200,000	181,688

		838,288

Software - 0.1%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029 (B)	15,000	14,062
Infor, Inc.
1.75%, 07/15/2025 (E)	68,000	66,340

		80,402

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.
2.65%, 05/11/2050	40,000	36,421
Dell International LLC / EMC Corp.
6.02%, 06/15/2026	60,000	68,078
Hewlett Packard Enterprise Co.
4.45%, 10/02/2023	55,000	57,479
Seagate HDD Cayman
4.13%, 01/15/2031	115,000	112,822
Western Digital Corp.
2.85%, 02/01/2029	117,000	112,914

		387,714

Tobacco - 0.2%
Altria Group, Inc.
2.45%, 02/04/2032	83,000	75,485
BAT Capital Corp.
2.26%, 03/25/2028	128,000	121,489
4.91%, 04/02/2030 (B)	52,000	56,701

		253,675

Wireless Telecommunication Services - 0.2%
Crown Castle Towers LLC
3.72%, 07/15/2043 (E)	105,000	106,198
Sprint Corp.
7.88%, 09/15/2023	42,000	45,360
T-Mobile USA, Inc.
3.88%, 04/15/2030	135,000	141,811

		293,369

Total Corporate Debt Securities (Cost $17,663,560)		17,517,340

FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
Colombia - 0.1%
Colombia Government International Bond
4.50%, 01/28/2026 (B)	200,000	205,986

Mexico - 0.1%
Mexico Government International Bond
3.75%, 01/11/2028	116,000	122,528

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Peru - 0.1%
Peru Government International Bond
7.35%, 07/21/2025	$ 100,000	$ 117,090

Total Foreign Government Obligations (Cost $435,173)		445,604

MORTGAGE-BACKED SECURITIES - 2.8%
Alternative Loan Trust
Series 2007-22, Class 2A16,
6.50%, 09/25/2037	146,680	80,439
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (E)	41,796	41,820
Series 2012-TFT, Class C,
3.56% (D), 06/05/2030 (E)	315,000	278,617
CIM Trust
Series 2021-R6, Class A1,
1.43% (D), 07/25/2061 (E)	231,988	226,205
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	23,007	23,713
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	65,000	67,719
Series 2015-GC27, Class B,
3.77%, 02/10/2048	157,700	160,718
Citigroup Mortgage Loan Trust, Inc.
Series 2015-A, Class A1,
3.50% (D), 06/25/2058 (E)	1,389	1,389
Series 2018-RP1, Class A1,
3.00% (D), 09/25/2064 (E)	41,075	41,579
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (D), 08/10/2050	120,000	125,041
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (E)	84,705	84,503
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (E)	310,000	319,458
Commercial Mortgage Pass-Through Certificates Trust
Series 2012-LTRT, Class A2,
3.40%, 10/05/2030 (E)	132,000	131,081
CSMC Trust
Series 2021-RPL2, Class A1A,
1.11% (D), 01/25/2060 (E)	172,454	165,953
Series 2021-RPL6, Class A1,
2.00% (D), 10/25/2060 (E)	157,556	155,696
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class B,
3.45%, 12/10/2036 (E)	150,000	151,386
GMACM Mortgage Loan Trust
Series 2005-AR1, Class 3A,
3.75% (D), 03/18/2035	20,485	20,104
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (D), 04/10/2031 (E)	285,000	282,155
Impac CMB Trust
Series 2004-6, Class 1A1,
1-Month LIBOR + 0.80%, 0.91% (D), 10/25/2034	16,349	16,278
IndyMac INDX Mortgage Loan Trust
Series 2007-AR15, Class 2A1,
3.10% (D), 08/25/2037	90,400	81,746
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1,
1-Month LIBOR + 0.64%, 0.75% (D), 10/25/2028	10,352	10,219

Transamerica Funds	Page 8

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (D), 12/25/2052 (E)	$ 32,349	$ 32,445
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (D), 01/25/2054 (E)	16,220	16,772
Series 2014-2A, Class A3,
3.75% (D), 05/25/2054 (E)	39,112	40,199
Series 2014-3A, Class AFX3,
3.75% (D), 11/25/2054 (E)	31,099	32,133
Series 2016-3A, Class A1B,
3.25% (D), 09/25/2056 (E)	26,948	27,625
Series 2017-1A, Class A1,
4.00% (D), 02/25/2057 (E)	57,848	60,322
Series 2017-3A, Class A1,
4.00% (D), 04/25/2057 (E)	97,697	101,286
Series 2017-4A, Class A1,
4.00% (D), 05/25/2057 (E)	34,324	35,590
Series 2018-RPL1, Class A1,
3.50% (D), 12/25/2057 (E)	39,894	40,439
Series 2019-4A, Class A1B,
3.50% (D), 12/25/2058 (E)	126,787	130,031
Series 2019-5A, Class A1B,
3.50% (D), 08/25/2059 (E)	112,115	114,239
One Market Plaza Trust
Series 2017-1MKT, Class A,
3.61%, 02/10/2032 (E)	195,000	196,022
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1,
1-Month LIBOR + 0.70%, 0.80% (D), 01/19/2034	38,244	38,253
Towd Point Mortgage Trust
Series 2021-1, Class A1,
2.25% (D), 11/25/2061 (E)	195,667	196,268

Total Mortgage-Backed Securities (Cost $3,614,191)		3,527,443

U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.8%
Federal Home Loan Mortgage Corp.
12-Month LIBOR + 1.90%, 2.28% (D), 02/01/2041	2,303	2,363
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.38%, 06/25/2030	245,000	233,354
2.89%, 06/25/2027	123,912	128,002
3.01%, 07/25/2025	188,000	195,909
3.06% (D), 07/25/2023 - 08/25/2024	450,357	465,316
3.53% (D), 10/25/2023	110,000	113,753
Federal National Mortgage Association
12-Month LIBOR + 1.75%, 2.13% (D), 03/01/2041	491	491
3.33% (D), 10/25/2023	30,763	31,496
3.50%, 11/01/2028 - 01/01/2029	42,400	44,796
4.00%, 10/01/2025 - 07/01/2026	9,068	9,485
4.50%, 02/01/2025	960	999
5.00%, 04/01/2039 - 11/01/2039	69,388	76,935
5.50%, 09/01/2036 - 12/01/2041	135,550	153,699
6.00%, 05/01/2038 - 04/01/2040	72,062	82,923
6.50%, 05/01/2040	20,334	23,207
Government National Mortgage Association, Interest Only STRIPS
0.67% (D), 02/16/2053	85,315	1,685
Tennessee Valley Authority
5.88%, 04/01/2036	79,000	112,200

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Uniform Mortgage-Backed Security
2.00%, TBA (J)	$ 2,665,000	$ 2,631,246
2.50%, TBA (J)	3,336,000	3,340,080
3.00%, TBA (J)	1,813,000	1,853,036
3.50%, TBA (J)	1,291,000	1,345,666
4.00%, TBA (J)	456,000	481,846

Total U.S. Government Agency Obligations (Cost $11,373,590)		11,328,487

U.S. GOVERNMENT OBLIGATIONS - 11.0%
U.S. Treasury - 9.9%
U.S. Treasury Bond
1.25%, 05/15/2050	936,000	763,023
1.38%, 08/15/2050	102,000	85,800
1.88%, 02/15/2051 - 11/15/2051	506,000	480,505
2.00%, 02/15/2050	301,000	294,016
2.25%, 08/15/2046	95,000	96,425
2.38%, 05/15/2051	95,000	100,789
2.50%, 02/15/2045 - 05/15/2046	355,000	375,699
2.75%, 08/15/2042 (B)	153,500	168,472
2.75%, 08/15/2047 - 11/15/2047	323,000	361,436
2.88%, 08/15/2045 - 05/15/2049	356,300	407,934
3.00%, 05/15/2042 - 08/15/2048	166,100	193,378
3.13%, 02/15/2042 - 05/15/2048	269,500	313,511
3.63%, 02/15/2044	242,300	303,963
4.50%, 02/15/2036	67,000	89,366
5.25%, 02/15/2029	98,000	120,865
U.S. Treasury Note
0.13%, 12/31/2022 - 05/31/2023	523,000	518,601
0.25%, 08/31/2025	249,000	238,252
0.63%, 05/15/2030 - 08/15/2030	672,000	612,411
0.88%, 06/30/2026	435,000	421,848
1.13%, 02/15/2031	635,000	601,241
1.25%, 11/30/2026	635,000	624,483
1.38%, 11/15/2031 (B)	397,000	382,609
1.50%, 08/15/2026 - 02/15/2030	517,300	511,835
1.63%, 11/15/2022 (B)	207,000	208,561
1.63%, 02/15/2026 - 05/15/2031	1,840,900	1,830,791
1.75%, 05/15/2023 (B)	204,000	206,152
2.00%, 02/15/2025	93,000	94,667
2.13%, 06/30/2022	374,000	376,630
2.13%, 05/15/2025 (B)	110,000	112,445
2.25%, 11/15/2025 - 11/15/2027	371,300	381,565
2.38%, 01/31/2023	151,000	153,342
2.50%, 08/15/2023 - 01/31/2024	834,000	853,498
2.88%, 08/15/2028	95,000	101,709
3.13%, 11/15/2028 (B)	260,500	283,538

		12,669,360

U.S. Treasury Inflation-Protected Securities - 1.1%
U.S. Treasury Inflation-Indexed Bond
0.25%, 02/15/2050	183,760	203,016
1.75%, 01/15/2028	95,518	111,817
2.50%, 01/15/2029	353,011	440,156
U.S. Treasury Inflation-Indexed Note
0.13%, 07/15/2030	189,684	205,936
0.63%, 01/15/2024	499,127	525,929

		1,486,854

Total U.S. Government Obligations (Cost $14,174,329)		14,156,214

Transamerica Funds	Page 9

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
COMMERCIAL PAPER - 6.4%
Banks - 2.1%
Australia & New Zealand Banking Group Ltd.
0.20% (K), 03/11/2022	$ 500,000	$ 499,956
Bank of Nova Scotia
0.22% (K), 03/11/2022	490,000	489,950
Concord Minutemen Capital Co. LLC
0.16% (K), 02/10/2022	400,000	399,991
DBS Bank Ltd.
0.15% (K), 02/15/2022	475,000	474,982
Mackinac Funding Co. LLC
0.21% (K), 03/03/2022	375,000	374,947
Macquarie Bank Ltd.
0.26% (K), 03/07/2022	500,000	499,930

		2,739,756

Capital Markets - 0.2%
Cedar Springs Capital Co. LLC
0.17% (K), 02/07/2022	250,000	249,996

Diversified Financial Services - 3.5%
Anglesea Funding PLC
0.21% (K), 03/11/2022	500,000	499,919
Atlantic Asset Securitization LLC
0.28% (K), 04/29/2022	500,000	499,640
Barton Capital SA
0.24% (K), 04/07/2022	350,000	349,841
Bennington Stark Capital Co. LLC
0.18% (K), 02/17/2022	333,000	332,984
Liberty Street Funding LLC
0.22% (K), 03/16/2022	450,000	449,908
Mont Blanc Capital Corp.
0.27% (K), 04/22/2022	525,000	524,674
Old Line Funding LLC
0.16% (K), 03/10/2022	360,000	359,944
Sheffield Receivables Co. LLC
0.15% (K), 02/08/2022	500,000	499,991
Starbird Funding Corp.
0.13% (K), 02/04/2022	450,000	449,996

	Principal	Value
COMMERCIAL PAPER (continued)
Diversified Financial Services (continued)
Victory Receivables Corp.
0.15% (K), 02/03/2022	$ 250,000	$ 249,998
0.23% (K), 04/12/2022	350,000	349,828

		4,566,723

Food Products - 0.3%
Britannia Funding Co.
0.15% (K), 02/10/2022	350,000	349,991

Software - 0.3%
Manhattan Asset Funding Co. LLC
0.24% (K), 04/22/2022	350,000	349,783

Total Commercial Paper (Cost $8,256,044)		8,256,249

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.3%
U.S. Treasury Bill
0.04% (K), 02/03/2022 - 03/17/2022	300,000	299,993
0.05% (K), 03/03/2022 - 03/31/2022	450,000	449,954
0.06% (K), 03/10/2022 - 03/24/2022	545,000	544,978
0.07% (K), 03/31/2022	315,000	314,946

Total Short-Term U.S. Government Obligations (Cost $1,609,898)		1,609,871

	Shares	Value
OTHER INVESTMENT COMPANY - 0.4%
Securities Lending Collateral - 0.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.04% (K)	480,330	480,330

Total Other Investment Company (Cost $480,330)		480,330

Total Investments (Cost $106,956,187)		137,258,850
Net Other Assets (Liabilities) - (7.0)%		(8,963,116)

Net Assets - 100.0%		$ 128,295,734

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	1	03/18/2022	$ 221,890	$ 225,213	$ 3,323	$ —

Transamerica Funds	Page 10

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (M)	Value
ASSETS
Investments
Common Stocks	$76,388,836	$—	$—	$76,388,836
Preferred Stock	7,888	—	—	7,888
Asset-Backed Securities	—	3,540,588	—	3,540,588
Corporate Debt Securities	—	17,517,340	0	17,517,340
Foreign Government Obligations	—	445,604	—	445,604
Mortgage-Backed Securities	—	3,527,443	—	3,527,443
U.S. Government Agency Obligations	—	11,328,487	—	11,328,487
U.S. Government Obligations	—	14,156,214	—	14,156,214
Commercial Paper	—	8,256,249	—	8,256,249
Short-Term U.S. Government Obligations	—	1,609,871	—	1,609,871
Other Investment Company	480,330	—	—	480,330

Total Investments	$76,877,054	$60,381,796	$0	$137,258,850

Other Financial Instruments
Futures Contracts (N)	$3,323	$—	$—	$3,323

Total Other Financial Instruments	$3,323	$—	$—	$3,323

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,655,870, collateralized by cash collateral of $480,330 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,210,159. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Floating or variable rate securities. The rates disclosed are as of January 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, the total value of 144A securities is $12,165,374, representing 9.5% of the Fund’s net assets.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	Security is Level 3 of the fair value hierarchy.
(H)	Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2022, the value of the security is $0, representing 0.00% of the Fund’s net assets.
(I)	Security deemed worthless.
(J)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2022. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(K)	Rates disclosed reflect the yields at January 31, 2022.
(L)	There were no transfers in or out of Level 3 during the period ended January 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(M)	Level 3 securities were not considered significant to the Fund.
(N)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Funds	Page 11

Transamerica Balanced II

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Balanced II (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Transamerica Funds	Page 12

Transamerica Balanced II

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Fund normally value short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 13